Eaton Vance

Atlanta Capital SMID-Cap Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 1.9%
Hexcel Corp.(1)	3,857,162	$240,686,909

		$240,686,909

Banks — 2.2%
Prosperity Bancshares, Inc.	2,163,160	$155,314,888
Umpqua Holdings Corp.	6,782,371	125,134,745

		$280,449,633

Building Products — 3.0%
Advanced Drainage Systems, Inc.	602,795	$70,267,813
Lennox International, Inc.(2)	879,050	308,370,740

		$378,638,553

Capital Markets — 7.6%
Affiliated Managers Group, Inc.	1,898,924	$292,833,070
FactSet Research Systems, Inc.	326,293	109,507,194
Morningstar, Inc.	872,445	224,314,334
SEI Investments Co.	5,559,505	344,522,525

		$971,177,123

Chemicals — 2.5%
RPM International, Inc.	3,543,753	$314,260,016

		$314,260,016

Commercial Services & Supplies — 1.9%
IAA, Inc.(1)	4,549,232	$248,115,113

		$248,115,113

Containers & Packaging — 3.0%
AptarGroup, Inc.(2)	2,700,310	$380,311,660

		$380,311,660

Distributors — 2.6%
LKQ Corp.(1)	3,947,747	$194,308,108
Pool Corp.	291,208	133,565,461

		$327,873,569

Diversified Consumer Services — 4.6%
frontdoor, inc.(1)	2,712,006	$135,112,139
Service Corp. International	2,128,575	114,070,334
Terminix Global Holdings, Inc.(1)(3)	7,100,922	338,784,989

		$587,967,462

Security	Shares	Value
Electrical Equipment — 1.7%
Acuity Brands, Inc.	1,123,590	$210,145,038

		$210,145,038

Electronic Equipment, Instruments & Components — 3.1%
Dolby Laboratories, Inc., Class A	2,648,027	$260,274,574
Trimble, Inc.(1)	1,669,043	136,577,788

		$396,852,362

Food & Staples Retailing — 1.0%
Casey’s General Stores, Inc.	645,879	$125,713,889

		$125,713,889

Health Care Equipment & Supplies — 6.1%
DENTSPLY SIRONA, Inc.	5,066,982	$320,537,281
Envista Holdings Corp.(1)(3)	9,146,139	395,204,666
Teleflex, Inc.	162,748	65,390,519

		$781,132,466

Health Care Providers & Services — 0.8%
Henry Schein, Inc.(1)	1,336,213	$99,133,642

		$99,133,642

Hotels, Restaurants & Leisure — 5.6%
Aramark	11,639,049	$433,554,575
Choice Hotels International, Inc.(2)	2,358,483	280,329,290

		$713,883,865

Industrial Conglomerates — 4.3%
Carlisle Cos., Inc.(3)	2,879,510	$551,080,624

		$551,080,624

Insurance — 9.1%
Brown & Brown, Inc.	5,667,318	$301,161,279
Markel Corp.(1)	247,113	293,251,468
W.R. Berkley Corp.	7,597,491	565,481,255

		$1,159,894,002

IT Services — 7.5%
Broadridge Financial Solutions, Inc.	1,019,485	$164,677,412
Gartner, Inc.(1)	1,120,077	271,282,649
Jack Henry & Associates, Inc.	729,574	119,292,645
WEX, Inc.(1)	2,026,444	392,927,492

		$948,180,198

Security	Shares	Value
Life Sciences Tools & Services — 1.6%
Bio-Techne Corp.	454,784	$204,771,044

		$204,771,044

Machinery — 6.5%
Donaldson Co., Inc.	2,084,943	$132,456,429
Graco, Inc.	1,796,482	135,993,687
IDEX Corp.	896,894	197,361,525
Nordson Corp.	963,817	211,567,470
Woodward, Inc.	1,179,208	144,901,079

		$822,280,190

Marine — 1.5%
Kirby Corp.(1)(3)	3,155,908	$191,374,261

		$191,374,261

Professional Services — 3.7%
Booz Allen Hamilton Holding Corp., Class A	2,430,572	$207,036,123
CACI International, Inc., Class A(1)	1,010,743	257,860,754

		$464,896,877

Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.(1)(2)	1,106,672	$216,310,109

		$216,310,109

Road & Rail — 4.7%
J.B. Hunt Transport Services, Inc.	2,221,813	$362,044,428
Landstar System, Inc.(2)	1,489,053	235,300,155

		$597,344,583

Software — 5.4%
Black Knight, Inc.(1)	1,928,374	$150,374,604
Blackbaud, Inc.(1)(2)(3)	2,668,547	204,330,644
Fair Isaac Corp.(1)	181,959	91,467,150
Manhattan Associates, Inc.(1)	1,670,445	241,947,254

		$688,119,652

Specialty Retail — 2.9%
Burlington Stores, Inc.(1)	400,187	$128,856,212
Ulta Beauty, Inc.(1)	682,636	236,035,050

		$364,891,262

Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.	2,041,690	$200,820,628
Deckers Outdoor Corp.(1)	334,442	128,449,139

		$329,269,767

Total Common Stocks (identified cost $6,781,806,177)		$12,594,753,869

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(4)	40,158,387	$40,158,387

Total Short-Term Investments (identified cost $40,158,387)		$40,158,387

Total Investments — 99.4% (identified cost $6,821,964,564)		$12,634,912,256

Other Assets, Less Liabilities — 0.6%		$70,378,378

Net Assets — 100.0%		$12,705,290,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $29,433,040 and the total market value of the collateral received by the Fund was $30,259,648, comprised of U.S. government and/or agencies securities.

(3)	Affiliated company.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

The Fund did not have any open derivative instruments at June 30, 2021.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2021, the value of the Fund’s investments in affiliated companies and funds was $1,720,933,571, which represents 13.5% of the Fund’s net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period		Dividend income	Shares/Units, end of period
Common Stocks *
Blackbaud, Inc.(1)(2)	$182,967,527	$—	$(43,188,612)	$(1,821,968)	$66,373,697	$204,330,644		$—	2,668,547
Carlisle Cos., Inc.	352,737,154	43,300,843	(44,745,229)	8,370,429	191,417,427	551,080,624		4,573,591	2,879,510
Envista Holdings Corp.(2)	292,019,264	—	(106,826,333)	22,284,961	187,726,774	395,204,666		—	9,146,139
Hexcel Corp.(2)	180,913,846	—	(76,843,182)	(46,449,806)	183,066,051	—	(3)	—	—	(3)
Kirby Corp.(2)	114,149,192	—	—	—	77,225,069	191,374,261		—	3,155,908
Sally Beauty Holdings, Inc.	70,635,813	—	(73,736,721)	(117,562,850)	120,663,758	—		—	—
Terminix Global Holdings, Inc.(2)	301,927,931	—	(22,319,443)	2,676,594	56,499,907	338,784,989		—	7,100,922
WEX, Inc.(2)	351,240,560		(102,735,012)	25,536,153	118,885,791	—	(3)	—	—	(3)
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	203,022,465	1,671,693,373	(1,834,556,442)	(1,009)	—	40,158,387		120,489	40,158,387

Totals				$(106,967,496)	$1,001,858,474	$1,720,933,571		$4,694,080

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	All or portion of this security was on loan at June 30, 2021.

(2)	Non-income producing security.

(3)	Company is no longer an affiliate as of June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$12,594,753,869	*	$—	$—	$12,594,753,869
Short-Term Investments	—		40,158,387	—	40,158,387
Total Investments	$12,594,753,869		$40,158,387	$—	$12,634,912,256

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.